N-2	Oct. 19, 2023
Cover [Abstract]
Entity Central Index Key	0001676197
Amendment Flag	false
Document Type	POS EX
Entity Registrant Name	Apollo Diversified Credit Fund
Entity Address, Address Line One	9 West 57th Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
City Area Code	212
Local Phone Number	515-3200
Exhibits Only, 462(d)	true